INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11. INCOME TAXES

In anticipation of an initial public offering, the Company converted from an S corporation to a C corporation, a taxable entity, effective January 1, 2023.

For 2012 through December 31, 2022, the Company has been treated as an S corporation for federal and state income tax purposes, such that the Company’s taxable income is reported by owners in their respective tax returns.

The components of loss before income taxes were as follows:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
U.S.	142,514	3,577,621
Foreign	-	-
Total	142,514	3,577,621

The following table presents a reconciliation of the tax expense based on the statutory rates (21% Federal and 5.5% State) to the Company’s actual tax expense in the consolidated statements of operations:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Tax at statutory rate 21%	(25,665)	(41,500)
State taxes	(6,722)	(10,869)
Change in valuation allowance	32,387	52,370
Income tax expense	-	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows for the three months ended March 31, 2024:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Deferred Income Taxes
Deferred tax assets:
Charitable donation	80	21,200
Stock-based compensation	5,300	874,500
Net operating loss carryforwards	122,214	197,621
Total gross deferred tax assets	127,594	1,093,321
Valuation allowance	(127,594)	(1,093,321)
Net deferred tax assets	-	-
Net deferred tax asset/(liability)	-	-

For financial reporting purposes, the Company incurred losses for the three months ended March 31, 2024. Accordingly, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. As of March 31, 2024, the Company had approximately $552,863 of federal and state net operating losses.

Tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The aggregate changes in the balance of gross unrecognized tax benefits, which excludes penalties and interest, for three months ended March 31, 2024 is zero.

The Company is subject to taxation in the United States and Delaware. There are no ongoing examinations by taxing authorities at this time. The Company’s various tax years 2012 through 2022 remain open for examination by various taxing jurisdictions.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 31, 2024, the Company has not accrued any penalties or interest related to uncertain tax positions.

NOTE 12. INCOME TAXES

In anticipation of an initial public offering, the Company converted from an S corporation to a C corporation, a taxable entity, effective January 1, 2023.

For 2012 through December 31, 2022, the Company has been treated as an S corporation for federal and state income tax purposes, such that the Company’s taxable income is reported by owners in their respective tax returns.

The components of loss before income taxes were as follows:

Year Ended December 31, 2023
U.S.	5,078,067
Foreign	-
Total	5,078,067

The following table presents a reconciliation of the tax expense based on the statutory rates (21% Federal and 5.5% State) to the Company’s actual tax expense in the consolidated statements of operations:

Year Ended December 31, 2023
Tax at statutory rate 21%	(90,436)
State taxes	(23,686)

Change in valuation allowance	114,122
Income tax expense	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows for the twelve months ended December 31, 2023:

Year Ended December 31, 2023
Deferred Income Taxes
Deferred tax assets:
Charitable donation	21,200
Stock-based compensation	1,208,857
Net operating loss carryforwards	430,649
Total gross deferred tax assets	1,660,706
Valuation allowance	(1,660,706)
Net deferred tax assets	-
Net deferred tax asset/(liability)	-

For financial reporting purposes, the Company incurred losses for the year ended December 31, 2023 and for each period since inception. Accordingly, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. As of December 31, 2023, the Company had approximately $3,658,000 of federal and state net operating losses.

Tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The aggregate changes in the balance of gross unrecognized tax benefits, which excludes penalties and interest, for the year ended December 31, 2021 is zero.

The Company is subject to taxation in the United States and Delaware. There are no ongoing examinations by taxing authorities at this time. The Company’s various tax years 2012 through 2022 remain open for examination by various taxing jurisdictions.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2023, the Company has not accrued any penalties or interest related to uncertain tax positions.